Contingencies - Additional Information (Detail) (Lease Out And Lease Back Type Transactions, USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Lease Out And Lease Back Type Transactions
Contingencies [Line Items]
Estimated contingent obligations	$ 429
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants	40
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships	$ 43